INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventory

	December 31,
	2023	2022
Raw materials	$1,791	$2,565
Work in progress	1,211	1,651
Finished goods	1,833	1,227
	4,835	5,443
Provision for Inventory	(1,118)	(1,606)
Inventory, net	$3,717	$3,837